Financial risk management - Disclosure of internal credit exposures explanatory (Detail)	Dec. 31, 2021	Dec. 31, 2020
Credit card | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	19.31%	20.73%
Credit card | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.36%	8.02%
Credit card | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	19.30%	20.72%
Credit card | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.35%	8.01%
Mortgage loans [member] | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.45%	7.42%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.58%	1.99%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.44%	7.41%
Mortgage loans [member] | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.57%	1.98%
Payroll Loans | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.49%	5.59%
Payroll Loans | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.35%	2.28%
Payroll Loans | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.48%	5.58%
Payroll Loans | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.34%	2.27%
Consumer | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	24.40%	23.78%
Consumer | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.36%	10.05%
Consumer | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	24.39%	23.77%
Consumer | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.35%	10.04%
Vehicular | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.85%	12.63%
Vehicular | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.52%	3.96%
Vehicular | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.84%	12.62%
Vehicular | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.51%	3.95%
Segements S1 and S2 | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	40.27%	21.13%
Segements S1 and S2 | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	21.00%	8.74%
Segements S1 and S2 | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	40.26%	21.12%
Segements S1 and S2 | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.99%	8.73%
Segements S3 | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.33%	17.14%
Segements S3 | Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.07%	6.38%
Segements S3 | Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.32%	17.13%
Segements S3 | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.06%	6.37%
Corporate | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.29%	1.67%
Corporate | Standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.29%	1.67%
Corporate | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.29%	1.67%
Institutional | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.49%	0.42%
Institutional | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		0.42%
Institutional | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.29%
Institutional | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.48%
Institutional | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.28%	0.42%
Companies | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.53%	8.62%
Companies | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.53%
Companies | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		3.10%
Companies | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		8.61%
Companies | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.53%	3.09%
Real Estate | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	19.31%	6.33%
Real Estate | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage		6.33%
Real Estate | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.36%
Real Estate | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	19.30%
Real Estate | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.35%	6.33%